Personnel expenses - Breakdown (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Personnel expenses
Wages and salaries	$ 9,164	$ 8,307	$ 7,838
Social security costs	2,010	1,703	1,494
Service expense related to defined contribution pension plan	555	483	488
Service expense related to defined benefit pension plan	221	260	194
Share-based payments	305	54	226
Bonus and benefits granted to employees	4,983	4,111	3,052
Other staff costs	1,677	1,567	1,584
Total employee benefits expense	$ 18,915	$ 16,485	$ 14,876